UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     July 26, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $79,033 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     7508   150000 SHR      SOLE                     7508        0        0
AUTONATION INC                 COM              05329W102     8550   500000 SHR      SOLE                     8550        0        0
BELO CORP                      COM SER A        080555105     4028   150000 SHR      SOLE                     4028        0        0
BERKLEY W R CORP               COM              084423102     8590   200000 SHR      SOLE                     8590        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4714       53 SHR      SOLE                     4714        0        0
COMPUTER ASSOC INTL INC        COM              204912109     5612   200000 SHR CALL SOLE                     5612        0        0
COMPUTER ASSOC INTL INC        COM              204912109     8727   311000 SHR      SOLE                     8727        0        0
DANIELSON HLDG CORP            COM              236274106     1382   200000 SHR      SOLE                     1382        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     6330   100000 SHR      SOLE                     6330        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     3985   120000 SHR      SOLE                     3985        0        0
KING PHARMACEUTICALS INC       COM              495582108     2290   200000 SHR      SOLE                     2290        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      283    16857 SHR      SOLE                      283        0        0
THOR INDS INC                  COM              885160101     5019   150000 SHR      SOLE                     5019        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     3589   100000 SHR      SOLE                     3589        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     8426   225000 SHR      SOLE                     8426        0        0